Equity and Divestitures - Schedule of Illustrates the Shareholders’ Equity (Details) - SPAC Merger [Member] - shares		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Schedule of Illustrates the Shareholders’ Equity [Line Items]
Balance at beginning		3,843,743		3,161,736	1,781,866
Shares issued		6,188,967		682,007	231,362	[1]
Subtotal					2,013.228
Acquisition of Nvni Group Limited	[2]				1,148,508
Balance at ending		10,032,710	[3]	3,843,743	3,161,736

[1]	The shares issued pertain to the premium on loans, subscription right payments, earn out payments and stock option exercised by the board made in 2023, prior to the conversion into Nvni Group Limited shares.
[2]	In connection with the SPAC merger, each of the Nuvini shareholders contributed their ordinary shares into the Company in exchange for Nvni Group Limited ordinary shares. The shares were converted into a number of Nvni Group Limited ordinary shares in accordance with the Exchange Ratio of 0.145485724.
[3]	The Company has a total of 388,737 reserved shares that have been authorized but not issued as of December 31, 2025. Thus, the total outstanding shares authorized and issued is 9,643,973 as of December 31, 2025.